PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Aug. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Furniture and fittings	935	889
Computer and software	43,928	41,786
Leasehold improvements	21,270	-
	66,133	42,675
Less: accumulated depreciation	(43,281)	(41,170)
	22,852	1,505